Revenue and Consolidated Segment Data - Schedule of the Assets by Segment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Assets by segment	$ 47,508,660	$ 44,692,419
Secured logistics [Member]
Disclosure of operating segments [line items]
Assets by segment	23,740,122	21,448,136
Robotics AI solutions [Member]
Disclosure of operating segments [line items]
Assets by segment	2,317,646	1,979,695
Assets held for sale - Information security [Member]
Disclosure of operating segments [line items]
Assets by segment	3,379,623	3,837,511
Corporate and others [Member]
Disclosure of operating segments [line items]
Assets by segment	$ 18,071,269	$ 17,427,077